FINANCE COSTS - Disclosure of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance Costs [Abstract]
Debt facilities	$ 10,810	$ 10,541
Accretion of decommissioning liabilities	6,102	3,228
Lease liabilities	2,131	2,013
Loss on settlement of senior convertible note	0	4,642
Silver sales and other	1,280	580
Finance costs	$ 20,323	$ 21,004